CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data		Total	Common Stock [Member]	Preferred Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Foreign Currency Translation- Company [Member]	Accumulated Other Comprehensive Income (Loss), Net [Member]
Balance at Dec. 31, 2010		$ 115,291	$ 192	$ 86	$ 55,338	$ 41,716	$ 23,463	$ (5,504)	[1]
Balance, shares at Dec. 31, 2010			19,565,000
Dividend		(3,615)				(3,615)			[1]
Other comprehensive income (loss)		11,810						11,810	[1]
Net income		29,052				29,052			[1]
Foreign currency translation-company		(16,087)					(16,087)		[1]
Balance at Dec. 31, 2011		136,451	192	86	55,338	67,153	7,376	6,306	[1]
Balance, shares at Dec. 31, 2011			19,565,000
Dividend		(27,182)				(27,182)			[1]
Other comprehensive income (loss)		2,211						2,211	[1]
Net income		39,632				39,632			[1]
Issuance of ordinary shares, net of issuance expenses of $8,825		76,521	82		76,439				[1]
Issuance of ordinary shares, net of issuance expenses of $8,825, shares			7,659,000
Conversion of preferred shares to ordinary shares			86	(86)	3,660				[1]
Conversion of preferred shares to ordinary shares, shares			7,141,250
Equity-based compensation expense related to employees		3,660							[1]
Foreign currency translation-company		(7,376)					(7,376)		[1]
Balance at Dec. 31, 2012		223,917	360		135,437	79,603		8,517	[1]
Balance, shares at Dec. 31, 2012			34,365,250
Dividend		(20,149)				(20,149)			[1]
Other comprehensive income (loss)		(4,837)						(4,837)	[1]
Net income		63,344				63,344			[1]
Equity-based compensation expense related to employees		2,514			2,514				[1]
Cash less exercise of options			4		(4)				[1]
Cash less exercise of options, shares			374,065
Compensation paid by a former shareholder	[2]	810			810				[1]
Balance at Dec. 31, 2013		$ 265,599	$ 364		$ 138,757	$ 122,798		$ 3,680	[1]
Balance, shares at Dec. 31, 2013			34,739,315

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation.
[2]	A bonus paid by the Company's former shareholder, "Tene", to certain of its employees. According to the US GAAP in cases when the compensation is provided by a holder with economic interest, it is required to expense this compensation against paid-in capital.